Cash and cash equivalents - Narrative (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 2,823,405,750	$ 2,488,330,006	$ 2,008,588,332	$ 2,883,317,143